CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenue	$ 137,363	$ 114,975	$ 157,584	$ 135,145	$ 118,005
Cost of revenue	46,583	34,892	50,162	43,962	47,984
Gross profit	90,780	80,083	107,422	91,183	70,021
Operating expenses:
Research, development and engineering	11,854	9,327	12,402	9,031	11,930
Sales and marketing	71,185	58,840	80,183	70,163	63,176
General and administrative	47,158	44,170	59,758	57,821	49,431
Contingent consideration			0	(324)	(50,436)
Total operating expenses	130,197	112,337	152,343	136,691	74,101
Loss from operations	(39,417)	(32,254)	(44,921)	(45,508)	(4,080)
Other income (expense):
Foreign currency transaction (loss) gain	(2,131)	724	1,477	1,034	(560)
Discount on prepayment of notes to stockholders	(4,825)	0
Interest expense	(2,115)	(1,878)	(2,810)	(1,222)	(236)
Total other expense, net	(9,071)	(1,154)	(1,333)	(188)	(796)
Loss before income tax (benefit) expense	(48,488)	(33,408)	(46,254)	(45,696)	(4,876)
Income tax (benefit) expense	82	(7,467)	(8,341)	(13,041)	(18,221)
Net loss	(48,570)	(25,941)	(37,913)	(32,655)	13,345
Accretion and adjustment of preferred stock to fair value		(13,814)	(19,439)	(9,954)	(13,773)
Accretion and adjustment of preferred stock to fair value	6,879			(9,954)
Net loss attributable to stockholders	$ (41,691)	$ (39,755)	$ (57,352)	$ (42,609)	$ (428)
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (1.39)	$ (1.79)	$ (2.58)	$ (1.94)	$ (0.02)
Weighted average shares outstanding:
Basic and diluted (in shares)	30,084,010	22,195,935	22,238,632	21,920,512	21,774,579
Pro Forma [Member]
Net loss per share attributable to common stockholders:
Basic and diluted (in dollars per share)	$ (1.14)		$ (0.97)
Weighted average shares outstanding:
Basic and diluted (in shares)	37,047,624		36,527,707